Financial Results	12 Months Ended
Dec. 31, 2021
Financial Results [Abstract]
Financial Results

32. FINANCIAL RESULTS

Finance income and costs for the years ended December 31, 2021, 2020 and 2019, are as follows:

	For the years ended December 31,
	2021	2020 (*)	2019 (*)
Finance Income	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	64,812	59,510	64,794
Financial income on plan assets (Brazil) (1)	3	15	27
Interest collected to customers on energy bills and invoices	97,028	66,080	76,122
Other financial income (2)	133,599	96,801	235,373
Total financial income	295,442	222,406	376,316

	For the years ended December 31,
	2021	2020	2019
Finance Costs	ThUS$	ThUS$	ThUS$
Finance Costs	(1,052,065)	(768,453)	(1,088,631)
Bank loans	(126,357)	(70,023)	(134,024)
Bonds payable	(224,733)	(208,630)	(281,359)
Lease obligations	(2,918)	(9,396)	(11,712)
Valuation of financial derivatives	(107,027)	(10,207)	(18,610)
Financial restatement of provisions (3)	(83,640)	(89,713)	(119,966)
Capitalized finance expenses	19,628	7,561	15,703
Post-employment benefit obligations (1)	(110,580)	(104,918)	(108,699)
Formalization of debt and other associated expenses	(10,505)	(7,134)	(11,323)
Financial expenses - related parties (4)	(64,094)	(2,441)	(127,977)
Other financial costs (5)	(341,839)	(273,552)	(290,664)
Gains (losses) from indexed assets and liabilities (*)	30,667	76,698	124,477
Foreign currency exchange differences (**)	(1,686)	57,171	136,960

Total financial costs	(1,023,084)	(634,584)	(827,194)

Total financial results	(727,642)	(412,178)	(450,878)

(*) See Note 2.2.c

(1)	See Note 25.2. c).

(2)	For the year ended December 31, 2021, this includes finance income from the regulatory assets of the Brazilian subsidiaries of ThUS$ 38,220 (ThUS$ 32,715 and ThUS$ 48,228 as of December 31, 2020 and 2019, respectively), finance income from the financial update of PIS/Cofins taxes receivable of Enel Generación Fortaleza of ThUS$ 3,076 (ThUS$ 546 and ThUS$ 14,330 as of December 31, 2020 and 2019, respectively), finance income from VOSA accounts receivable of Argentine generation subsidiaries of ThUS$ 11,470 (ThUS$ 12,387 and ThUS$ 80,738 as of December 31, 2020 and 2019, respectively), income from the revaluation of investments after the change in ownership of the Manuel Belgrano Thermal Power Plant and San Martin Thermal Power Plant of ThUS$ 5,064 (ThUS$24,893 and ThUS$0 as of December 31, 2020 and 2019, respectively) (see Note 13) and other income of ThUS$ 75,769 (ThUS$ 26,260 and ThUS$ 92,077 as of December 31, 2020 and 2019, respectively).

(3)	For the year ended December 31, 2021, the Company included ThUS$ 27,870 (ThUS$ 13,754 and ThUS$ 56,225 as of December 31, 2020 and 2019, respectively) from our subsidiary Edesur, related to the finance cost generated by the update of the penalty for service quality due to the application of ENRE Resolution No. 1/2016 (See Note 23). Additionally, our Brazilian subsidiaries have recognized ThUS$ 57,389, ThUS$ 70,622 and ThUS$54,002 during the years ended December 31, 2021, 2020 and 2019, respectively, for accounting update of legal claims.

(4)	For the year ended December 31, 2021, this item records interest on the debt with Enel Finance International NV of ThUS$39,181 (ThUS$ 2,441 and ThUS$ 127,977 as of December 31, 2020 and 2019, respectively) and finance costs related to guarantees granted by Enel SpA of ThUS$ 24,913 (ThUS$ 0 as of December 31, 2020 and 2019) (see Note 10.d).

(5)	For the year ended December 31, 2021, this item records interest from CAMMESA’s debt of ThUS$ 187,277 (ThUS$ 88,415 and ThUS$ 91,864 as of December 31, 2020 and 2019, respectively), banking costs of ThUS$16,050 (ThUS$ 32,533 and ThUS$ 53,458 as of December 31, 2020 and 2019, respectively) and Others of ThUS$ 138,512 (ThUS$ 152,604 and ThUS$ 145,342 as of December 31, 2020 and 2019, respectively).

(**) The origins of the effects on financial results by adjustment units and exchange differences are detailed as follows:

	For the years ended December 31,
	2021	2020	2019
Gains (losses) from Indexed Assets and Liabilities (*)	ThUS$	ThUS$	ThUS$
Inventories	31,336	27,150	25,670
Investments accounted for using the equity method	55	48	79
Intangible assets other than goodwill	26,844	11,601	8,867
Goodwill	10,263	6,530	8,858
Property, plant and equipment	755,603	485,353	646,811
Deferred tax assets	29,002	14,665	20,861
Deferred tax liabilities	(137,607)	(89,669)	(119,471)
Total Equity	(670,974)	(355,914)	(382,962)
Revenues	(162,558)	(150,056)	(346,360)
Raw materials and consumables used	137,615	126,134	241,081
Financial results	14,725	2,818	(1,559)
Other Expenses	(576)	(3,317)	95
Corporate tax	(3,061)	1,355	22,507
Hiperinflation Result (1)	30,667	76,698	124,477
Gain from Indexed Assets and Liabilities	30,667	76,698	124,477

	For the years ended December 31,
	2021	2020	2019
Foreign Currency Exchange Differences (**)	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	(7,767)	8,277	3,553
Other financial assets	270,329	130,570	57,818
Other non-financial assets	14,618	27,195	379
Trade accounts receivable and other accounts receivable	42,099	57,226	210,587
Investment property	6,222	—	—
Other financial liabilities (financial debt and derivative instruments)	(240,245)	(30,988)	(43,692)
Trade and other payables	(66,775)	(46,073)	(45,142)
Other non-financial liabilities	(20,167)	(89,036)	(46,543)
Total	(1,686)	57,171	136,960

1)	Corresponds to the financial effect derived from the application of IAS 29 "Financial Reporting in Hyperinflationary Economies". (See Note 2.9).